Significant Events - Transition to Clean Power in Alberta (Details) $ in Millions				3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2018 MW	Dec. 17, 2018 CAD ($) km MMcf	Apr. 01, 2018	Dec. 31, 2018 CAD ($) MW	Sep. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)	Sep. 30, 2018 CAD ($)	Dec. 31, 2018 pipeline MW
Investment [Line Items]
Number of pipelines needed to reduce operational risk (at least) | pipeline								2
Windrise [Member]
Investment [Line Items]
Capacity of facility (in megawatts) | MW	207			207				207
Renewable electricity support agreement, term				20 years
Payments for development project expenditure				$ 270
Sundance Power Plant
Investment [Line Items]
Capacity of facility (in megawatts) | MW	2,141			2,141				2,141
Sundance Units 1 and 2
Investment [Line Items]
Capacity of facility (in megawatts) | MW	560			560				560
Sundance Unit 1
Investment [Line Items]
Impairment loss					$ 38	$ 20
Impairment loss recognised in profit or loss					$ 28	$ 15
Sundance Unit 2
Investment [Line Items]
Impairment loss							$ 38
Sundance Unit 3
Investment [Line Items]
Transition to gas and renewables generation, mothballing term			2 years
Sundance Unit 5
Investment [Line Items]
Transition to gas and renewables generation, mothballing term	2 years		1 year
Tidewater | Tidewater Brazeau River Pipeline
Investment [Line Items]
Payments for development project expenditure		$ 90
Future option to acquire pipeline, ownership percentage		50.00%
Natural gas pipeline, length (km) | km		120
Natural gas pipeline capacity (mmcf) | MMcf		130
Natural gas pipeline capacity, expansion capability (mmcf) | MMcf		440